Long-term Debt (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 13, 2018
Debt Instrument [Line Items]
Long-term Debt, gross	$ 1,041	$ 1,042	$ 643
Less: Unamortized debt discount and debt issuance costs	(18)	(19)	(19)	$ (10)	$ (12)
Total debt, net of unamortized debt discount and debt issuance costs	1,023	1,023	624
Less: Current portion of long-term debt	3	3	7
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	$ 1,020	$ 1,020	$ 617
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Debt, gross						$ 50